SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of depreciation rates for property and equipment
%

Computers, software and related equipment	33
Laboratory equipment and office furniture	6 - 20 (mainly 20)
Leasehold improvements	Shorter of the term of the lease or useful life

Schedule of weighted average assumptions for granted options
	Year ended December 31,
	2022	2021	2020

Employee stock options

Volatility	69.44%-74.61%	66.02%-69.05%	55.12%-65.59%
Risk-free interest rate	1.54%-4.39%	0.51%-1.14%	0.26%-1.64%
Dividend yield	0%	0%	0%
Expected life (years)	5.05-5.4	5.04-5.31	5.02-5.31
	Year ended December 31,
	2022	2021	2020
ESPP

Volatility	69.74%	64.68%-69.68%	-
Risk-free interest rate	1.63%	0.04%-0.10%	-
Dividend yield	0%	0%	-
Expected life (years)	0.50	0.42-0.50	-